Restatement of Previously Issued Financial Statements - Schedule of Restatement of Previously Issued Financial Statements (Details) (10-K) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 34,381			$ 277,444	$ 308,738
Prepaid expenses	145,597			108,900	13,406
Total current assets	245,093			386,344	322,144
Equipment, net	4,934			5,092	2,860
Leased assets, net	4,758,110			5,115,117	2,033,482
TOTAL ASSETS	5,074,637			5,573,053	2,358,486
Accounts payable	504,801			719,386	100,000
Accrued expenses	538,409			494,066	31,453
Notes payable, current (net of discount of $48,600)	3,180,673			2,617,970	254,511
Finance lease obligations, current	1,662,476			1,562,651	555,090
Total current liabilities	5,886,359			5,394,073	941,054
Notes payable, net of current portion (net of discount of $54,190)					552,588
Finance lease obligations, net of current portion	1,559,309			2,227,496	1,038,201
TOTAL LIABILITIES	7,445,668			7,621,569	2,531,843
Commitments and contingencies
Preferred stock
Common stock	27			27	26
Additional paid-in capital	19,867,551			19,193,151	7,879,189
Accumulated deficit	(22,238,609)			(21,241,694)	(8,052,572)
Total stockholders' equity (deficit)	(2,371,031)	$ 3,305,182	$ (100,754)	(2,048,516)	(173,357)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	5,074,637			5,573,053	2,358,486
Revenue	3,475,518	1,037,415		3,289,478	235,690
Cost of revenue	2,044,241	727,624		2,374,397	213,111
Gross profit	1,431,277	309,791		915,081	22,579
Selling and marketing expenses	102,606	91,495		482,811	86,098
Product development		9,699		9,699	303,555
General and administrative expenses	1,460,811	3,972,915		6,584,251	3,249,659
Impairment of leased assets				2,388,000	2,800,000
Total operating expenses	1,816,317	4,074,109		9,464,761	6,439,312
Loss from operations	(385,040)	(3,764,318)		(8,549,680)	(6,416,733)
Interest and financing costs	(611,875)	(380,872)		(4,639,442)	(192,395)
Change in value of derivative liability					40,265
Total other income (expense)	(611,875)	(380,872)		(4,639,442)	(152,130)
Net loss	$ (996,915)	$ (4,145,190)		$ (13,189,122)	$ (6,568,863)
Weighted average shares outstanding : Basic	26,760,318	26,086,952		26,321,137	25,297,066
Weighted average shares outstanding : Diluted	26,760,318	26,086,952		26,321,137	25,297,066
Loss per share Basic	$ (0.04)	$ (0.16)		$ (0.50)	$ (0.26)
Loss per share Diluted	$ (0.04)	$ (0.16)		$ (0.50)	$ (0.26)
Depreciation	$ 514,402	$ 186,061		$ 500,622	$ 82,904
Stock option expense		452,234		904,468	1,676,476
Non-cash financing costs					39,293
Amortization of debt discounts	19,797	304,419		4,460,931	124,320
Prepaid expenses	(36,697)	12,859		(95,494)	(13,406)
Accounts payable	(214,585)	40,142		673,836	15,966
Accrued expenses	465,843	13,161		489,963	31,453
Net cash used in operating activities	(60,370)	(487,616)		(424,156)	(1,852,123)
Purchase of equipment		(2,840)		(2,840)	(3,178)
Net cash used in investing activities		(2,840)		(2,840)	(3,178)
Proceeds from sale of common stock		307,924		307,924	2,484,199
Payment of offering costs					614,805
Proceeds from convertible note payable					100,000
Repayment of convertible note payable					(113,888)
Proceeds from notes payable	1,051,330	6,645,000		7,746,378	887,667
Proceeds from advance from related party			75,000		50,000
Repayment of advance from related party					(125,000)
Repayment of finance lease obligations	(725,599)	(333,730)		(1,369,109)	(522,777)
Net cash provided by financing activities	(182,693)	6,318,222		395,702	2,145,396
NET INCREASE IN CASH	(243,063)	5,827,766		(31,294)	290,095
CASH, BEGINNING OF PERIOD	277,444	308,738		308,738	18,643
CASH, END OF PERIOD	34,381	6,136,504	18,643	277,444	308,738
Interest					16,402
Income taxes
Finance lease obligations	510,136	659,539		3,700,674	2,116,068
Value of equity recorded as debt discounts		4,134,297		4,134,297	1,368,063
Previously Filed [Member]
Cash					308,738
Prepaid expenses					13,406
Total current assets					322,144
Equipment, net					2,860
Leased assets, net					2,033,482
TOTAL ASSETS					2,358,486
Accounts payable					100,000
Accrued expenses					31,453
Notes payable, current (net of discount of $48,600)					254,511
Finance lease obligations, current					72,485
Total current liabilities					458,449
Notes payable, net of current portion (net of discount of $54,190)					552,588
Finance lease obligations, net of current portion					674,208
TOTAL LIABILITIES					1,685,245
Commitments and contingencies
Preferred stock
Common stock					26
Additional paid-in capital					6,257,225
Accumulated deficit					(5,584,010)
Total stockholders' equity (deficit)					673,241
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)					2,358,486
Revenue					235,690
Cost of revenue					213,111
Gross profit					22,579
Selling and marketing expenses					86,098
Product development					303,555
General and administrative expenses					3,249,659
Impairment of leased assets
Total operating expenses					3,639,312
Loss from operations					(3,616,733)
Interest and financing costs					(523,833)
Change in value of derivative liability					40,265
Total other income (expense)					(483,568)
Net loss					$ (4,100,301)
Weighted average shares outstanding : Basic					25,297,066
Weighted average shares outstanding : Diluted					25,297,066
Loss per share Basic					$ (0.16)
Loss per share Diluted					$ (0.16)
Depreciation					$ 82,904
Stock option expense					1,676,476
Non-cash financing costs					39,293
Amortization of debt discounts					455,758
Prepaid expenses					13,406
Accounts payable					15,966
Accrued expenses					31,453
Net cash used in operating activities					(1,852,123)
Purchase of equipment					(3,178)
Net cash used in investing activities					(3,178)
Proceeds from sale of common stock					2,484,199
Payment of offering costs					(614,805)
Proceeds from convertible note payable					100,000
Repayment of convertible note payable					(113,888)
Proceeds from notes payable					887,667
Proceeds from advance from related party					50,000
Repayment of advance from related party					(125,000)
Repayment of finance lease obligations					(522,777)
Net cash provided by financing activities					2,145,396
NET INCREASE IN CASH					290,095
CASH, BEGINNING OF PERIOD		308,738		308,738	18,643
CASH, END OF PERIOD			18,643		308,738
Interest					16,402
Income taxes
Finance lease obligations					2,116,068
Value of equity recorded as debt discounts					1,368,063
Adjustment [Member]
Cash
Prepaid expenses
Total current assets
Equipment, net
Leased assets, net
TOTAL ASSETS
Accounts payable
Accrued expenses
Notes payable, current (net of discount of $48,600)
Finance lease obligations, current					482,605
Total current liabilities					482,605
Notes payable, net of current portion (net of discount of $54,190)
Finance lease obligations, net of current portion					363,993
TOTAL LIABILITIES					846,598
Commitments and contingencies
Preferred stock
Common stock
Additional paid-in capital					1,621,964
Accumulated deficit					(2,468,562)
Total stockholders' equity (deficit)					(846,598)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Revenue
Cost of revenue
Gross profit
Selling and marketing expenses
Product development
General and administrative expenses
Impairment of leased assets					2,800,000
Total operating expenses					2,800,000
Loss from operations					(2,800,000)
Interest and financing costs					331,438
Change in value of derivative liability
Total other income (expense)					331,438
Net loss					$ (2,468,562)
Weighted average shares outstanding : Basic
Weighted average shares outstanding : Diluted
Loss per share Basic					$ (0.10)
Loss per share Diluted					$ (0.10)
Amortization of debt discounts					$ (331,438)
Prepaid expenses
Accounts payable
Accrued expenses
Net cash used in operating activities
Purchase of equipment
Net cash used in investing activities
Proceeds from sale of common stock
Payment of offering costs
Repayment of convertible note payable
Proceeds from notes payable
Proceeds from advance from related party
Repayment of advance from related party
Repayment of finance lease obligations
Net cash provided by financing activities
NET INCREASE IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
Interest
Income taxes
Finance lease obligations
Value of equity recorded as debt discounts					$ (1,178,036)